                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                     -----------------------

                           Virtus Institutional Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------------

                      Date of fiscal year end: December 31
                                               ---------------------

                  Date of reporting period: September 30, 2010
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
U.S. GOVERNMENT SECURITIES--9.0%
U.S. Treasury Bond
   4.500%, 8/15/39                                   $      665   $          761
   4.375%, 11/15/39                                         620              696
                                                                  --------------
                                                                           1,457
                                                                  --------------
U.S. Treasury Note
   0.625%, 6/30/12                                          220              221
   1.750%, 7/31/15                                          735              753
   5.125%, 5/15/16                                           40               48
   3.250%, 3/31/17                                          525              573
   2.625%, 8/15/20                                          380              383
                                                                  --------------
                                                                           1,978
                                                                  --------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,222)                                                   3,435
                                                                  --------------
MUNICIPAL BONDS--7.3%
CALIFORNIA--0.3%
San Diego County Water Authority, Build America
   Series B 6.138%, 5/1/49                                   90              100
CONNECTICUT--0.5%
Mashantucket Western Pequot Tribe Taxable Series
   A, 144A ( NATL Insured) 6.910%, 9/1/12 (2)               255              210
FLORIDA--0.5%
Miami-Dade County Educational Facilities
   Authority Taxable Series C, 5.460%, 4/1/15               165              178
KENTUCKY--0.5%
State of Kentucky General Fund Taxable 3.165%,
   4/1/18                                                   180              182
MASSACHUSETTS--0.6%
Commonwealth of Massachusetts Series C, (AGM
   Insured) 5.500%, 12/1/22                                 185              233
MICHIGAN--0.9%
City of Flat Rock Finance Authority Taxable
   Series A, 6.750%, 10/1/16                                145              157
Tobacco Settlement Finance Authority Taxable
   Series 06-A, 7.309%, 6/1/34                              260              207
                                                                  --------------
                                                                             364
                                                                  --------------

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
NEW JERSEY--0.7%
New Jersey Transportation Trust Fund Authority,
   Build America Series B 6.561%, 12/15/40           $      225   $          253
NEW YORK--0.8%
City of New York 4.669%, 10/1/22                             90               93
New York State Urban Development Corp. Build
   America Bonds Taxable 5.770%, 3/15/39                    200              212
                                                                  --------------
                                                                             305
                                                                  --------------
PENNSYLVANIA--1.1%
City of Pittsburgh Pension Obligation Taxable
   Series B, (NATL, FGIC Insured) 6.350%, 3/1/13            400              431
UTAH--0.6%
Utah Transit Authority Sales Tax, Series A(AGM
   Insured) 5.000%, 6/15/36                                 215              231
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable Series
   07-A1, 6.706%, 6/1/46                                    125               87
WASHINGTON--0.6%
King County Sewer Project (AGM Insured) 5.000%,
   1/1/36                                                   210              221
                                                                  --------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,797)                                                   2,795
                                                                  --------------
FOREIGN GOVERNMENT SECURITIES--0.1%
Republic of Hungary 6.250%, 1/29/20                          35               38
                                                                  --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $36)                                                         38
                                                                  --------------
MORTGAGE-BACKED SECURITIES--38.2%
AGENCY--28.4%
FHLMC
   5.500%, 8/1/18                                           129              139
   4.500%, 10/1/18                                          244              259
FNMA
   4.500%, 9/1/18                                           246              259
   5.000%, 11/1/20                                          248              264
   5.500%, 6/1/21                                           131              142
   4.000%, 2/1/25                                           680              711
   6.000%, 5/1/29                                            81               89
   7.000%, 11/1/30                                           21               24
   6.000%, 11/1/31                                           58               64

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
AGENCY--(CONTINUED)
   6.000%, 12/1/32                                   $       44   $           48
   5.500%, 4/1/33                                           183              196
   5.500%, 4/1/33                                           262              281
   5.000%, 7/1/33                                           159              169
   6.500%, 8/1/33                                           342              383
   5.500%, 4/1/34                                           209              225
   5.000%, 7/1/35                                           231              244
   5.500%, 12/1/35                                          316              336
   6.500%, 8/1/36                                           165              180
   5.500%, 4/1/37                                           191              203
   5.500%, 4/1/37                                           121              129
   5.500%, 7/1/37                                           217              231
   6.000%, 7/1/37                                           427              460
   6.000%, 9/1/37                                            51               55
   6.500%, 9/1/37                                            48               52
   6.000%, 10/1/37                                          189              203
   6.000%, 2/1/38                                           217              233
   6.000%, 2/1/38                                           186              200
   6.000%, 2/1/38                                           122              131
   5.000%, 3/1/38                                           310              327
   5.500%, 3/1/38                                            56               59
   5.000%, 4/1/38                                           626              659
   5.500%, 6/1/38                                           546              581
   6.000%, 8/1/38                                           141              152
   5.500%, 10/1/38                                          313              333
   5.000%, 1/1/39                                           286              302
   5.000%, 9/1/39                                           666              702
   4.500%, 10/1/39                                           85               89
   5.000%, 10/1/39                                        1,018            1,072
   4.500%, 4/1/40                                           399              416
GNMA
   7.000%, 8/15/29                                           35               40
   6.500%, 12/15/31                                          10               11
   6.500%, 12/15/31                                         117              131
   6.500%, 1/15/32                                            5                6
   6.500%, 3/15/32                                           30               33
                                                                  --------------
                                                                          10,823
                                                                  --------------
NON-AGENCY--9.8%
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38                                          390              410
GMAC Commercial Mortgage Securities, Inc. 04-C2,
   A3 5.134%, 8/10/38                                       170              181

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
NON-AGENCY--(CONTINUED)
JPMorgan Chase Commercial Mortgage Securities
   Corp. 07-LD12, A4 5.882%, 2/15/51                 $      420   $          441
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29                               325              346
Lehman Brothers Commercial Conduit Mortgage Trust
   07-C3, A4 6.152%, 7/15/44 (3)                            271              285
Merrill Lynch Mortgage Investors, Inc. 06-3, 2A1
   6.067%, 10/25/36 (3)                                     134              126
Morgan Stanley Capital I 07-IQ14, A4 5.692%,
   4/15/49                                                  425              441
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
   5.428%, 9/25/35 (3)                                      132              100
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4 5.484%, 7/15/41(3)                            250              272
   07-C30, A5 5.342%, 12/15/43                              565              554
   07-C33, A4 6.102%, 2/15/51(3)                            420              439
Wachovia Mortgage Loan Trust LLC 06-A, B1 5.067%,
   5/20/36 (3)                                              315               10
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A2 2.953%, 4/25/35 (3)                          161              154
                                                                  --------------
                                                                           3,759
                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,745)                                                 14,582
                                                                  --------------
ASSET-BACKED SECURITIES--1.2%
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (2)                                        1                1
GMAC Mortgage Corp. Loan Trust 06-HE3, A2 5.750%,
   10/25/36                                                 186              107
Irwin Home Equity Corp. 06-1, 2A2 144A 5.390%,
   9/25/35 (2)                                              143              114
SBA Tower Trust 144A 5.101%, 4/15/17 (2)                     85               92
UCFC Manufactured Housing 97-3, A4 6.975%,
   1/15/29                                                  152              155
                                                                  --------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $562)                                                       469
                                                                  --------------
CORPORATE BONDS--38.9%
CONSUMER DISCRETIONARY--2.7%
Comcast Corp. 5.875%, 2/15/18                                75               87
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                           85               88

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
CONSUMER DISCRETIONARY--(CONTINUED)
Echostar DBS Corp. 6.625%, 10/1/14                   $      100   $          105
Hasbro, Inc. 6.300%, 9/15/17                                100              111
Landry's Restaurants, Inc. 11.625%, 12/1/15                  50               53
QVC, Inc. 144A 7.500%, 10/1/19 (2)                           70               73
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                115              120
Seneca Gaming Corp. Series B 7.250%, 5/1/12                 225              223
Time Warner Cable, Inc. 6.750%, 7/1/18                       50               60
Toys R US Property Co., LLC 144A
   8.500%, 12/1/17 (2)                                       75               80
Wyndham Worldwide Corp. 5.750%, 2/1/18                       40               40
                                                                  --------------
                                                                           1,040
                                                                  --------------
CONSUMER STAPLES--1.2%
C&S Group Enterprises LLC 144A 8.375%, 5/1/17 (2)            70               69
Coca-Cola HBC Finance BV 5.500%, 9/17/15                     75               85
Reynolds American, Inc. 6.750%, 6/15/17                     155              174
SUPERVALU, Inc. 7.500%, 11/15/14                            115              116
                                                                  --------------
                                                                             444
                                                                  --------------
ENERGY--5.1%
Anadarko Petroleum Corp. 6.375%, 9/15/17                     90               99
Energy Transfer Equity LP 7.500%, 10/15/20                   20               21
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16 (2)                                             215              228
Kinder Morgan Energy Partners LP 6.000%, 2/1/17             105              118
Newfield Exploration Co. 6.625%, 9/1/14                     185              190
Noble Energy, Inc. 8.250%, 3/1/19                           105              137
Peabody Energy Corp. 7.375%, 11/1/16                         80               88
Petro-Canada 6.050%, 5/15/18                                 65               76
Petropower I Funding Trust 144A 7.360%, 2/15/14
   (2)                                                      260              264
Pioneer Natural Resources Co. 7.500%, 1/15/20                85               94
Rowan Cos., Inc. 5.000%, 9/1/17                              85               88
Smith International, Inc. 9.750%, 3/15/19                    75              107
Swift Energy Co. 7.125%, 6/1/17                             215              214
Tesoro Corp. 6.500%, 6/1/17                                 130              129
Weatherford International Ltd. 5.125%, 9/15/20               80               82
                                                                  --------------
                                                                           1,935
                                                                  --------------
FINANCIALS--16.6%
AFLAC, Inc. 8.500%, 5/15/19                                  80              102
American Express Co. 8.125%, 5/20/19                         70               90

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
FINANCIALS--(CONTINUED)
AON Corp. 5.000%, 9/30/20                            $       40   $           41
Banco Santander Chile 144A 5.375%, 12/9/14 (2)               90               97
Bank of America Corp. 5.750%, 12/1/17                       200              214
Barclays Bank plc 144A 6.050%, 12/4/17 (2)                   60               65
Berkley (W.R.) Corp. 5.875%, 2/15/13                         85               90
Blackstone Holdings Finance Co., LLC 144A 6.625%,
   8/15/19 (2)                                              125              133
Capital One Financial Corp. 5.250%, 2/21/17                  95              102
Citigroup, Inc.
   4.875%, 5/7/15                                            95               99
   5.500%, 2/15/17                                          170              176
CME Group, Inc. 5.400%, 8/1/13                               85               95
CNA Financial Corp. 5.850%, 12/15/14                         85               91
CommonWealth REIT, Inc. 5.875%, 5/15/15                     110              121
Countrywide Financial Corp. 6.250%, 5/15/16                 100              108
Credit Suisse USA, Inc. 5.850%, 8/16/16                     100              116
DuPont Fabros Technology LP 8.500%, 12/15/17                110              118
Export-Import Bank of Korea 5.500%, 10/17/12                220              235
Fifth Third Bancorp 4.500%, 6/1/18                          110              109
Ford Motor Credit Co., LLC 8.700%, 10/1/14                  100              112
Genworth Financial, Inc. 6.515%, 5/22/18                     95               97
Goldman Sachs Group, Inc. (The) 6.150%, 4/1/18              285              316
HRPT Properties Trust 5.750%, 2/15/14                       210              222
HSB Capital I Series B, 1.436%, 7/15/27 (3)                 365              216
ICICI Bank Ltd. RegS 5.750%, 11/16/10 (4)                   170              171
International Lease Finance Corp. 4.750%, 1/13/12            70               70
Jefferson-Pilot Corp. 4.750%, 1/30/14                        85               90
JPMorgan Chase & Co. 5.250%, 5/1/15                         130              142
KeyBank NA 5.700%, 8/15/12                                  115              122
Korea Development Bank 5.750%, 9/10/13                       70               77
Morgan Stanley 5.375%, 10/15/15                             150              161
Nationwide Health Properties, Inc. 6.250%, 2/1/13           105              114
Northern Trust Corp. 5.500%, 8/15/13                         95              107
PNC Bank NA 4.875%, 9/21/17                                 115              121
Principal Financial Group, Inc. 7.875%, 5/15/14              80               95
ProLogis 6.625%, 5/15/18                                     90               89
Prudential Financial, Inc. 4.750%, 9/17/15                  135              146
Regions Financial Corp. 7.750%, 11/10/14                    115              125
Royal Bank of Scotland plc (The) 3.950%, 9/21/15             45               45
SLM Corp. 5.375%, 5/15/14                                   110              107
SunTrust Banks, Inc. 6.000%, 9/11/17                         95              103
Tanger Factory Outlet Centers 6.150%, 11/15/15              170              191

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
FINANCIALS--(CONTINUED)
TNK-BP Finance SA RegS 6.125%, 3/20/12 (4)           $      170   $          177
UDR, Inc. 5.250%, 1/15/15                                    60               64
UFJ Finance AEC 6.750%, 7/15/13                             120              135
Unum Group 5.625%, 9/15/20                                   55               56
Wachovia Bank NA 5.000%, 8/15/15                            250              276
Westfield Capital Corp., Ltd./ Westfield Finance
   Authority 144A 5.125%, 11/15/14 (2)                      140              153
XL Capital Ltd. 5.250%, 9/15/14                             100              107
Xstrata Finance Canada Ltd. 144A
   5.800%, 11/15/16 (2)                                     105              116
                                                                  --------------
                                                                           6,325
                                                                  --------------
HEALTH CARE--1.0%
Bio-Rad Laboratories, Inc. 6.125%, 12/15/14                  90               92
HCA, Inc. 9.250%, 11/15/16                                  220              239
Universal Health Services Escrow Corp. 144A
   7.000%, 10/1/18 (2)                                       10               10
Universal Health Services, Inc. 7.125%, 6/30/16              18               20
                                                                  --------------
                                                                             361
                                                                  --------------
INDUSTRIALS--3.1%
American Airlines, Inc. 01-1, 6.977%, 5/23/21                55               46
CNH America LLC 7.250%, 1/15/16                              85               91
Continental Airlines, Inc. 98-1A, 6.648%, 9/15/17           436              446
Kratos Defense & Security Solutions, Inc.
   10.000%, 6/1/17                                           70               75
Noble Group Ltd. 144A 6.750%, 1/29/20 (2)                   100              108
Owens Corning, Inc. 6.500%, 12/1/16                          55               59
Ryder System, Inc. 3.600%, 3/1/16                            55               56
Salvation Army (The) 5.480%, 9/1/17                         185              203
SPX Corp. 144A 6.875%, 9/1/17 (2)                            75               80
Teekay Corp. 8.500%, 1/15/20                                 30               33
                                                                  --------------
                                                                           1,197
                                                                  --------------
INFORMATION TECHNOLOGY--1.5%
Broadridge Financial Solutions, Inc. 6.125%,
   6/1/17                                                   175              188
Crown Castle Holdings GS V LLC/Crown Castle GS
   III Corp. 144A 7.750%, 5/1/17 (2)                         90               99
First Data Corp. 144A 8.875%, 8/15/20 (2)                    35               37
Jabil Circuit, Inc. 8.250%, 3/15/18                         170              191
Xerox Corp. 6.750%, 2/1/17                                   60               70
                                                                  --------------
                                                                             585
                                                                  --------------

                                                      PAR VALUE        VALUE
                                                     ----------   --------------
MATERIALS--2.6%
ABI Escrow Corp. 144A 10.250%, 10/15/18 (2)          $       60   $           61
Agrium, Inc. 6.750%, 1/15/19                                 85              101
Allegheny Technologies, Inc. 9.375%, 6/1/19                  75               91
Berry Plastics Corp. 8.250%, 11/15/15                        40               41
Catalyst Paper Corp. 7.375%, 3/1/14                          65               27
Commercial Metals Co. 7.350%, 8/15/18                        75               81
CRH America, Inc. 6.000%, 9/30/16                            85               95
Georgia Gulf Corp. 144A 9.000%, 1/15/17 (2)                  45               47
International Paper Co. 9.375%, 5/15/19                     100              130
Lyondell Chemical Co. 144A 8.000%, 11/1/17 (2)              100              109
Nalco Co. 8.875%, 11/15/13                                   70               72
Rock-Tenn Co. 9.250%, 3/15/16                                75               83
Verso Paper Holdings LLC / Verso Paper, Inc.
   Series B, 4.216%, 8/1/14 (3)                              70               63
                                                                  --------------
                                                                           1,001
                                                                  --------------
TELECOMMUNICATION SERVICES--2.2%
Frontier Communications Corp. 7.875%, 4/15/15                90               98
Nextel Communications, Inc. Series D 7.375%,
   8/1/15                                                   105              106
OJSC Vimpel Communications (VIP Finance Ireland
   Ltd.) 144A 8.375%, 4/30/13 (2)                           100              108
PAETEC Holding Corp. 8.875%, 6/30/17                         75               79
Qwest Corp. 7.875%, 9/1/11                                  105              111
Telecom Italia Capital SA 6.999%, 6/4/18                    145              166
Verizon Communications, Inc. 5.500%, 4/1/17                 110              126
Vodafone Group plc 6.150%, 2/27/37                           35               41
                                                                  --------------
                                                                             835
                                                                  --------------
UTILITIES--2.9%
Entergy Louisiana LLC 5.400%, 11/1/24                        60               69
Great River Energy 144A 5.829%, 7/1/17 (2)                  146              164
Intergen NV 144A 9.000%, 6/30/17 (2)                        150              159
Israel Electric Corp., Ltd. 144A
   7.250%, 1/15/19 (2)                                      200              226
Midwest Generation LLC Series B 8.560%, 1/2/16              160              158
TransAlta Corp. 4.750%, 1/15/15                              35               38
United Energy Distribution Holdings Property Ltd.
   144A 5.450%, 4/15/16 (2)                                 265              290
                                                                  --------------
                                                                           1,104
                                                                  --------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $13,863)                                                 14,827
                                                                  --------------

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

CONVERTIBLE BONDS--0.3%
MATERIALS--0.3%
Georgia-Pacific Corp. 144A 7.000%, 1/15/15 (2)       $       95   $           99
                                                                  --------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $96)                                                         99
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--95.0%
(IDENTIFIED COST $34,321)                                                 36,245
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SHORT-TERM INVESTMENTS--4.3%
MONEY MARKET MUTUAL FUNDS--4.3%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.229%)                                      1,636,516            1,637
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,637)                                                   1,637
                                                                  --------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $35,958)                                                 37,882(1)
Other assets and liabilities, net--0.7%                                      271
                                                                  --------------
NET ASSETS--100.0%                                                $       38,153
                                                                  ==============

ABBREVIATIONS

AGM  Assured Guaranty Municipal Corp.

FGIC Financial Guaranty Insurance Company

FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").

FNMA Federal National Mortgage Association ("Fannie Mae").

GNMA Government National Mortgage Association ("Ginnie Mae")

NATL National Public Finance Guarantee Corp.

REIT Real Estate Investment Trust

FOOTNOTE LEGEND

(1) Federal Income Tax Information : For tax information at September 30, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedule of Investments.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $3,292 or 8.6% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2010.

(4) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security Valuation Note 1A in the Notes to Schedule of Investments.):

                                   TOTAL VALUE AT                        LEVEL 2
                                    SEPTEMBER 30,      LEVEL 1         SIGNIFICANT
($ reported in thousands)               2010        QUOTED PRICES   OBSERVABLE INPUTS
                                   --------------   -------------   -----------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Asset-Backed Securities             $   469          $   --           $   469
   Convertible Bonds                        99              --                99
   Corporate Bonds                      14,827              --            14,827
   Foreign Government Securities            38              --                38
   Mortgage-Backed Securities           14,582              --            14,582
   Municipal Bonds                       2,795              --             2,795
   U.S. Government Securities            3,435              --             3,435
Equity Securities:
   Short-Term Investments                1,637           1,637                --
                                       -------          ------           -------
Total Investments                      $37,882          $1,637           $36,245
                                       =======          ======           =======

There are no Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Institutional Trust, a Trust consisting of one diversified fund (the "Fund"), in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.


Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments MAY also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore INDICATIVE BIDS from dealers are utilized WHICH ARE based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2--FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2010, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

                                           Net Unrealized
Federal     Unrealized      Unrealized      Appreciation
Tax Cost   Appreciation   (Depreciation)   (Depreciation)
--------   ------------   --------------   --------------
$35,958      $   2,686      $      (762)      $   1,924

NOTE 3--RECENT ACCOUNTING PRONOUCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 4--SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that no subsequent events require recognition or disclosure in the financial statements.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Virtus Institutional Trust
             -------------------------------------------------------------------


By (Signature and Title)*   /s/ George R. Aylward,
                         -------------------------------------------------------
                            George R. Aylward, President
                            (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, President
                            (principal executive officer)

Date November 23, 2010


By (Signature and Title)*   /s/ W. Patrick  Bradley
                         -------------------------------------------------------
                            W. Patrick  Bradley, Chief Financial Officer and
                            Treasurer (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.